As filed with the U.S. Securities and Exchange Commission on February 17, 2012
1933 Act File No. 333-125838
1940 Act File No. 811-21777

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 43
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
AMENDMENT NO. 45
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MA 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on March 1, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK FUNDS III
CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

*	Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement, SEC File No. 811-21777, filed December 22, 2011, EDGAR Accession No. 0000950123-11-103887.

EXPLANATORY NOTE
     This Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A for John Hancock Funds III incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to Disciplined Value Fund Class R2 shares contained in Post-Effective Amendment No. 41, which was filed with the U.S. Securities and Exchange Commission on December 22, 2011. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 41 to March 1, 2012.
     The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to Rule 485(b) on or before March 1, 2012.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 17th day of February 2012.

JOHN HANCOCK FUNDS III
By:	/s/ Keith R. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Keith R. Hartstein Keith F. Hartstein	President and Chief Executive Officer	February 17, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	February 17, 2012

/s/ James F. Carlin* James F. Carlin	Trustee	February 17, 2012

/s/ William H. Cunningham* William H. Cunningham	Trustee	February 17, 2012

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	February 17, 2012

/s/ Stanley Martin* Stanley Martin	Trustee	February 17, 2012

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	February 17, 2012

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	February 17, 2012

/s/ John A. Moore* John A. Moore	Trustee	February 17, 2012

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	February 17, 2012

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	February 17, 2012

/s/ John G. Vrysen* John G. Vrysen	Trustee	February 17, 2012

*By: Power of Attorney

February 17, 2012

By:	/s/ Patricia A. Morisette Patricia A. Morisette Attorney-in-Fact

*	Pursuant to Power of Attorney filed with Post -Effective Amendment No. 40 to the Trust’s Registration Statement on December 14, 2011